Financing receivables (Tables)	12 Months Ended
Mar. 31, 2021
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2020
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥521,715	¥—	¥521,715
Short-term secured margin loans	296,833	8,905	305,738
Inter-bank money market loans	865	—	865
Corporate loans	1,232,851	796,236	2,029,087

Total loans receivable	¥2,052,264	¥805,141	¥2,857,405

	Millions of yen
	March 31, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥605,200	¥—	¥605,200
Short-term secured margin loans	436,221	—	436,221
Inter-bank money market loans	1,289	—	1,289
Corporate loans	1,082,239	818,523	1,900,762

Total loans receivable	¥2,124,949	¥818,523	¥2,943,472

Advances to affiliated companies	1,000	—	1,000
Total	¥2,125,949	¥818,523	¥2,944,472

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts

	Millions of yen
	Year ended March 31, 2019
	Allowance for doubtful accounts				Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,140	¥—	¥417	¥1,557	¥1,957	¥3,514
Provision for credit losses	7	364	434	805	30	835
Charge-offs	(95)	—	(0)	(95)	(102)	(197)
Other (1)	—	6	17	23	(6)	17

Ending balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169

	Millions of yen
	Year ended March 31, 2020
	Allowance for doubtful accounts				Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169
Provision for credit losses	512	—	7,125	7,637	1,451	9,088
Charge-offs	—	—	—	—	(162)	(162)
Other (1)	—	(18)	(49)	(67)	(16)	(83)

Ending balance	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012

(1)	Includes the effect of foreign exchange movements.

	Millions of yen
	Year ended March 31, 2021
	Allowance for doubtful accounts				Allowance against receivables other than loans (2)	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance prior to CECL adoption	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012
Impact of CECL adoption (1)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses (3)	(196)	—	38,211	38,015	1,060	39,075
Charge-offs	(318)	(363)	(0)	(681)	(1,600)	(2,281)
Other (4)	—	11	92	103	1,903	2,006

Ending balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784

(1)	The balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.
(2)	Includes collateralized agreements, customer contract assets and receivables and other receivables.
(3)
In March 2021, following the default by the U.S. client an additional allowance for doubtful accounts of ¥41,561 million was taken on the loans with the client. See Note 23.
“U.S. Prime Brokerage Event
”
for further information on this event.

(4)	Includes the effect of foreign exchange movements and recoveries collected.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥54,179	¥115,003	¥17,106	¥12,450	¥4,240	¥17,634	¥—	¥220,612
BB-CCC	75,680	115,131	3,864	2,324	—	5,484	—	202,483
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	61,185	—	—	—	—	—	61,185

Total secured loans at banks	¥129,859	¥291,319	¥20,970	¥14,774	¥4,240	¥23,118	¥—	¥484,280

Unsecured loans at banks:
AAA-BBB	¥9,101	¥22,955	¥27,863	¥17,563	¥8,484	¥34,719	¥—	¥120,685
BB-CCC	—	—	235	—	—	—	—	235
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥9,101	¥22,955	¥28,098	¥17,563	¥8,484	¥34,719	¥—	¥120,920

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	170,514	141	—	—	—	—	265,566	436,221

Total short-term secured margin loans	¥170,514	¥141	¥—	¥—	¥—	¥—	¥265,566	¥436,221

Unsecured inter-bank money market loans:
AAA-BBB	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289

Secured corporate loans:
AAA-BBB	¥33,965	¥261,182	¥45,880	¥9,817	¥6,406	¥27,672	¥97	¥385,019
BB-CCC	20,093	102,941	34,435	29,869	13,067	17,573	173,178	391,156
CC-D(2)	197,859	—	—	—	—	—	—	197,859
Others (1)	—	39	40	11	30	4,697	428	5,245

Total secured corporate loans	¥251,917	¥364,162	¥80,355	¥39,697	¥19,503	¥49,942	¥173,703	¥979,279

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	84	—	450	—	—	—	—	534
CC-D	—	—	—	—	—	—	—	—
Others (1)	1	191	8	97,212	—	5,014	—	102,426

Total unsecured corporate loans	¥85	¥191	¥458	¥97,212	¥—	¥5,014	¥—	¥102,960
Advances to affiliated companie s
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—
Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥563,765	¥678,768	¥129,881	¥169,246	¥32,227	¥112,793	¥439,269	¥2,125,949

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥197,859 million in relation to the U.S. prime brokerage event.